Document and Entity Information	Nov. 08, 2024
Details
Registrant CIK	0001796160
Document Type	8-K
Document Period End Date	Nov. 08, 2024
Entity Registrant Name	QMIS TBS CAPITAL GROUP CORP.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	333-238872
Entity Tax Identification Number	32-0619708
Entity Address, Address Line One	55-6, The Boulevard Office,
Entity Address, Address Line Two	Lingkaran Syed Putra
Entity Address, City or Town	Mid Valley City
Entity Address, Postal Zip Code	59200
Entity Address, Country	MY
Entity Address, Address Description	(Address of principal executive offices)
City Area Code	3
Local Phone Number	2282 6066
Phone Fax Number Description	(Registrant’s telephone number, including area code)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false